General and Adminstrative Expenses	12 Months Ended
Dec. 31, 2025
General and Adminstrative Expenses [Abstract]
GENERAL AND ADMINSTRATIVE EXPENSES

NOTE 17 — GENERAL AND ADMINSTRATIVE EXPENSES

	For the years ended December 31,
	2025	2024	2023
Amortization expenses	$20,139	$43,778	$30,530
Audit fee	237,774	35,897	35,897
Bad debt charges	—	—	13,926
Consulting expenses	48,087	58,174	122,167
Depreciation expenses	116,781	78,031	85,160
Employee compensation and benefits	1,988,455	1,725,710	816,526
Entertainment expenses	64,516	21,567	16,939
(Reversal of )/provision for allowance for expected credit losses	(117,438)	(27,137)	714,383
Operating lease expenses	60,657	—	—
Listing expenses	—	—	230,787
Other expenses	709,275	531,186	685,021
Professional fee	469,195	579,507	40,328
Short-term lease expenses (note 1)	86,864	81,538	80,385
Other taxes	36,341	94,708	78,139
	$3,720,646	$3,222,959	$2,950,188

Note:

1.	During the years ended December 31, 2025, 2024, and 2023, short-term lease expenses included office premise lease payments of $81,538, $81,538 and $80,385, respectively, charged by Won Fittings Company Limited, an entity controlled by Ms. Liu Liangping, a director of the Company. The remaining balance of short-term lease expenses for the year ended December 31, 2025 was paid to an independent third party.